Intangible assets, net - Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2021 CNY (¥)
Intangible assets, net
Amortization expenses	$ 10,257	$ 11,792		$ 12,147
Net intangible assets	313,478	437,989
Discontinued operations.
Intangible assets, net
Loss on disposal and impairment of long-lived assets	151,398	0	$ 0
Net intangible assets	313,478	$ 437,989
GA Yongpeng
Intangible assets, net
Net intangible assets	1,600,000				¥ 10,198,100
Property pledged as collateral. | Land use right | CQ Mingwen
Intangible assets, net
Pledged as collateral	$ 1,600,000				¥ 10,198,100